DEBT TO RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Convertible Notes Payable [Abstract]
DEBT TO RELATED PARTIES
NOTE 11 – DEBT TO RELATED PARTIES

Convertible Notes Payable to a Related Party

The Company has an agreement with an entity related to its main shareholder, to provide it with up to $37,000 in revolving loans through June 30, 2020. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate of LIBOR plus 7% for U.S. dollar-denominated loans and the Company’s European commercial bank interest base rate plus 3% for Euro-denominated loans. The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert the outstanding principal notes payable under the arrangement into the Company's common stock at a price of $1.50 per share and the unpaid accrued interest at a price of $0.75 per share.

In January 2019, the entity related to the main shareholder converted $2,889 accrued interest into 3,852,364 shares at a price of$0.75 per share.

In May 2019, the Company granted this entity, the option to convert up to $2,000 of the loan into the Company’s shares at a price of $0.40 per share, and all other conversion rights for the balance of the debt except $2,611, which were converted into 3,480,968 shares in December 2019. In October 2020, the entity converted $800 into 2,000,000 shares.

In June 2019, the Board of Directors approved a one-time compensation of $8,139 to this entity for exchange rate and related losses suffered in connection with its convertible notes to the Company during the years. Compensation was approved subject to closing of investment transaction in the Company’s subsidiary, AU10TIX Technologies B.V. (“AU10TIX”), which happened in July 2019 (see note 13). As a result, the Company recorded $8,139 in connection with this payment which is included in other expenses in the consolidated statement of operation and comprehensive income (loss) during the year ended December 31, 2019.

In October 2020, the loan was extended until January 2022, the loan amount was reduced to $3,000 and the pledge of 26% interest in one of the Company's European subsidiaries was terminated.

In December 2021, the loan was extended until January 2024, the loan amount was reduced to $2,000 and the interest rate was adjusted to 2.5% per annum.

The Company’s weighted average interest during the years ended December 31, 2021, 2020 and 2019 is 7.10%, 7.60% and 8.30% , respectively.

As of December 31, 2021 and 2020, convertible notes payable to this related party consist of $1,192 and $1,200, respectively.

Total interest expense related to the note is $83, $171 and $1,218 for the years ended December 2021, 2020 and 2019, respectively.